Gross Unrealized Losses and Fair Value of Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 23,890,566	$ 11,626,754
Unrealized Loss Position, Less Than Twelve Months, Unrealized Losses	(256,898)	(202,256)
Unrealized Loss Position, Twelve Months or More, Fair Value
Unrealized Loss Position, Twelve Months or More, Unrealized Losses
Unrealized Loss Position, Unrealized Losses, Total	(256,898)	(202,256)
State, county and municipals
Schedule of Available-for-sale Securities [Line Items]
Unrealized Loss Position, Less than Twelve Months, Fair Value	6,679,387	9,161,795
Unrealized Loss Position, Less Than Twelve Months, Unrealized Losses	(125,929)	(186,020)
Unrealized Loss Position, Twelve Months or More, Fair Value
Unrealized Loss Position, Twelve Months or More, Unrealized Losses
Unrealized Loss Position, Unrealized Losses, Total	(125,929)	(186,020)
Mortgage-backed securities GSE residential
Schedule of Available-for-sale Securities [Line Items]
Unrealized Loss Position, Less than Twelve Months, Fair Value	17,211,179	2,464,959
Unrealized Loss Position, Less Than Twelve Months, Unrealized Losses	(130,969)	(16,236)
Unrealized Loss Position, Twelve Months or More, Fair Value
Unrealized Loss Position, Twelve Months or More, Unrealized Losses
Unrealized Loss Position, Unrealized Losses, Total	$ (130,969)	$ (16,236)